Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax expense (benefit)	$ 0	$ 47	$ 803
Deferred tax expense (benefit)	2,096	(350)	(3,372)
Prior period tax adjustments	(27)	188	0
Total income tax expense (benefit)	$ 2,069	$ (115)	$ (2,569)